Note 18 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
18	Property, plant and equipment

Cost	Land and Buildings	Mine development, infrastructure and other	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant ~	Total

Balance at January 1, 2020	10,833	90,542	36,395	1,018	2,538	–	141,326
Additions*	1	19,507	4,221	219	458	372	24,778
Derecognised plant and equipment	–	–	(238)	–	–	–	(238)
Reallocations between asset classes	930	(1,210)	280	–	–	–	–
Foreign exchange movement	(7)	–	(14)	(2)	(1)	20	(4)
Balance at December 31, 2020	11,757	108,839	40,644	1,235	2,995	392	165,862

Balance at January 1, 2021	11,757	108,839	40,644	1,235	2,995	392	165,862
Additions*	318	25,529	3,531	134	176	1,581	31,269
Impairments@	–	(65)	(1,565)	–	–	–	(1,630)
Derecognised plant and equipment	(192)	–	–	–	–	–	(192)
Reallocations between asset classes #	3,120	(24,913)	21,785	8	–	–	–
Foreign exchange movement	(25)	–	(76)	(35)	(2)	(33)	(171)
Balance at December 31, 2021	14,978	109,390	64,319	1,342	3,169	1,940	195,138
*

Included in additions is an amount of $19,413 (2020: $6,476) relating to capital work in progress (“CWIP”) and contains $17 ( December 31, 2020: $53) of borrowing costs capitalised from the term loan. As at year end $42,145 of CWIP was included in the cost closing balance (2020: $85,479).

~

On July 6, 2020 the Board appointed Voltalia as the contractor for the engineering, procuring and constructing of a solar plant to be owned by a subsidiary of the Company and supply Blanket Mine with power. All solar costs that were incurred before July 6, 2020 were accounted for as other expenses and accounted through profit or loss. Solar costs incurred after approval by the Board are accounted for as Property, plant and equipment as it became clear and probable that future economic benefits will flow to the project. The 40-hectare site for the project has been cleared and fenced and is ready for civil work to commence.  Construction of the 12MWac solar plant is expected to be completed in the second quarter of 2022.

Included in Prepayments is an advance payment to Voltalia to the amount of $1,821 in terms of the EPC agreement and $704 for equipment. These items were delivered at the date of approval of these consolidated financial statements. Also included in Prepayments is an amount of $426 to entities in Zimbabwe for civil and construction work related to the solar plant. Refer to note 21.

@

Included in impairments are Gensets at a cost of $1,001 and Guide ropes at a total cost of $310. These assets were impaired as they are no longer in a working conditions as intended for the use in production or day to day operations.

#	Included in the reallocation between asset classes is an amount of $18,509 for the Central Shaft.

Accumulated depreciation and Impairment losses	Land and Buildings	Mine development, infrastructure and other	Plant and equipment	Furniture and fittings	Motor vehicles	Solar Plant	Total

Balance at January 1, 2020	5,413	6,325	20,050	753	2,273	–	34,814
Depreciation for the year	1,030	648	2,691	102	157	–	4,628
Accumulated depreciation for derecognised plant and equipment	–	–	(56)	–	–	–	(56)
Foreign exchange movement	3	–	–	(6)	–	–	(3)
Balance at December 31, 2020	6,446	6,973	22,685	849	2,430	–	39,383

Balance at January 1, 2021	6,446	6,973	22,685	849	2,430	–	39,383
Depreciation for the year	1,217	2,537	3,953	136	203	–	8,046
Accumulated depreciation for derecognised plant and equipment	(230)	–	–	–	–	–	(230)
Accumulated depreciation for impairments	–	–	(1,133)	–	–	–	(1,133)
Foreign exchange movement	(1)	–	–	(27)	(2)	–	(30)
Balance at December 31, 2021	7,432	9,510	25,505	958	2,631	–	46,036

Carrying amounts
At December 31, 2020	5,311	101,866	17,959	386	565	392	126,479
At December 31, 2021	7,546	99,880	38,814	384	538	1,940	149,102

Economic recovery

Items of property, plant and equipment are depreciated over the LoMP, which includes planned production from inferred resources. These inferred resources are included in the calculation when the economic recovery thereof is demonstrated by the achieved recovered grade relative to the mine’s pay limit for the period 2006 to 2018. The pay limit is 2.10 g/t (2020: 2.10 g/t) while the recovered grade has ranged from 3.38 g/t to 3.36 g/t over the period. All-in-sustaining-cost# has remained consistently below the gold price received over this period resulting in economic recovery of the inferred resources.

# All-in sustaining cost (“AISC”) per ounce is calculated as the on-mine cost per ounce to produce gold (which includes production costs before intercompany eliminations and exploration costs) plus royalty paid, additional costs incurred outside the mine (i.e. at offices in Harare, Johannesburg, London and Jersey), costs associated with maintaining the operating infrastructure and resource base that are required to maintain production at the current levels (sustaining capital investment), the share-based expense arising from the LTIP less silver by-product revenue and the export credit incentive.